UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07840

Schroder Series Trust
 (Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-464-3108

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Schroder Mutual Funds

April 30, 2021	Semi-Annual Report

Fixed Income
Schroder Core Bond Fund
Schroder Long Duration Investment-Grade Bond Fund

Schroder Mutual Funds

Proxy Voting (Unaudited)
A description of the Funds’ proxy voting policies and procedures is available upon request, without charge, by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by calling 1-800-464-3108 and requesting a copy of the applicable Fund’s Statement of Additional Information or on the Schroder Funds website at http://www.schroderfunds.com, by downloading the Funds’ Statement of Additional Information. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-464-3108 and on the SEC’s website at http://www.sec.gov.
Form N-PORT (Unaudited)
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schroder Mutual Funds

Important Information Concerning Fund Performance
Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double digit returns are highly unusual and cannot be sustained.  Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures reflect expense limitations in effect during the periods shown; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance and other information, which may be lower or higher than that cited, is available by contacting SIMNA at (212) 641-3800 and is periodically updated on our website: www.schroderfunds.com.

Schroder Core Bond Fund (unaudited)

Performance Information
	One Year Ended April 30, 2021	Annualized Since Inception
Schroder Core Bond Fund
R6 Shares	1.66%	5.21%(a)
Investor Shares	1.41%	5.68%(b)
Bloomberg Barclays U.S. Aggregate Bond Index	-0.27%	4.45%(a)

(a)	From commencement of fund operations on January 31, 2018.
(b)
Effective June 30, 2020, the Schroder Total Return Fixed Income Fund, Investor Shares, merged into the Schroder Core Bond Fund, Investor Shares. The performance information provided in the above table for periods prior to June 30, 2020 reflects the performance of the R6 Shares of the Schroder Core Bond Fund.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Note 1.625%, 12/31/21	5.2%
United States Treasury Bond 1.875%, 02/15/41	4.1
United States Treasury Note 0.750%, 04/30/26	3.5
United States Treasury Bond 1.875%, 02/15/51	3.4
United States Treasury Note 0.125%, 11/30/22	2.7

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	49.8%
U.S. Treasury Obligations	32.2
U.S. Government Mortgage-Backed Obligations	10.9
Asset-Backed Securities	3.2
Taxable Municipal Bonds	2.9
Sovereign Government	0.1
Other Assets less Liabilities	0.9

Schroder Long Duration Investment-Grade Bond Fund (unaudited)

Performance Information
	One Year Ended April 30, 2021	Five Years Ended April 30, 2021(a)	Annualized Since Inception(b)
Schroder Long Duration Investment-Grade Bond Fund
Investor Shares	-3.09%	6.07%	6.75%
Bloomberg Barclays U.S. Long Government/Credit Bond Index	-4.45%	5.62%	5.34%

(a)	Average annual total returns.
(b)	From commencement of fund operations on October 3, 2011.

“Total Return” is calculated including reinvestment of all dividends and distributions. Results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

Top 5 Holdings
Security	% of Net Assets
United States Treasury Bond 1.875%, 02/15/41	18.9%
United States Treasury Bond 1.875%, 02/15/51	13.8
United States Treasury Bond 1.625%, 11/15/50	7.2
Barclays 3.564%, 09/23/35	1.3
Wells Fargo 3.068%, 04/30/41	1.2

Sector Allocation
Sector	% of Net Assets
Corporate Obligations	49.2%
U.S. Treasury Obligations	43.8
Sovereign Governments	4.3
Taxable Municipal Bonds	1.6
Other Assets less Liabilities	1.1

Schroder Core Bond Fund

Schedule of Investments
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS – 49.8%
	Communication Services – 5.5%
	AT&T
97,000	4.500%, 05/15/35	109,903
100,000	4.300%, 02/15/30	112,758
229,000	3.000%, 06/30/22	235,014
1,237,000	2.750%, 06/01/31	1,237,150
250,000	1.650%, 02/01/28	243,594
	Charter Communications Operating LLC
810,000	3.500%, 06/01/41	778,385
	Comcast
400,000	3.950%, 10/15/25	448,693
245,000	2.650%, 02/01/30	252,519
	Discovery Communications LLC
480,000	3.625%, 05/15/30	513,405
124,000	2.950%, 03/20/23	129,289
	T-Mobile USA (1)
818,000	3.875%, 04/15/30	891,047
415,000	3.000%, 02/15/41	388,102
	Verizon Communications
137,000	4.329%, 09/21/28	157,871
160,000	4.016%, 12/03/29	180,619
327,000	3.150%, 03/22/30	345,713
303,000	1.298%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	310,344
		6,334,406
	Consumer Discretionary – 0.9%
	AutoNation
59,000	4.500%, 10/01/25	65,560
	Cox Communications (1)
227,000	3.150%, 08/15/24	243,027
	General Motors
296,000	6.125%, 10/01/25	351,161
	General Motors Financial
300,000	3.250%, 01/05/23	312,166
	Magna International
71,000	4.150%, 10/01/25	79,866
		1,051,780
	Consumer Staples – 2.5%
	7-Eleven (1)
890,000	0.612%, VAR ICE LIBOR USD 3 Month+0.450%, 08/10/22	890,695
	Altria Group
57,000	4.400%, 02/14/26	64,349
	Anheuser-Busch InBev Worldwide
495,000	4.150%, 01/23/25	551,893
	BAT Capital
65,000	3.557%, 08/15/27	69,211
193,000	3.222%, 08/15/24	205,612

Principal Amount ($)		Value $
	Boston Scientific
116,000	3.450%, 03/01/24	124,425
	CVS Health
105,000	5.050%, 03/25/48	128,964
138,000	4.300%, 03/25/28	156,877
160,000	4.250%, 04/01/50	179,866
	Reynolds American
21,000	5.850%, 08/15/45	24,182
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	415,044
		2,811,118
	Energy – 3.0%
	BP Capital Markets
96,000	2.500%, 11/06/22	99,012
	Canadian Natural Resources
171,000	6.250%, 03/15/38	223,279
	Duke Energy
551,000	2.450%, 06/01/30	548,786
	Enbridge
91,000	4.250%, 12/01/26	102,452
	Energy Transfer Partners
355,000	3.600%, 02/01/23	369,344
	EOG Resources
183,000	2.625%, 03/15/23	189,577
	Equinor
505,000	2.375%, 05/22/30	510,453
	Marathon Petroleum
185,000	4.500%, 05/01/23	198,178
	MPLX
190,000	5.200%, 03/01/47	222,091
188,000	4.500%, 04/15/38	206,300
	Phillips 66 Partners
135,000	3.750%, 03/01/28	145,326
186,000	3.605%, 02/15/25	199,729
	Plains All American Pipeline
235,000	3.550%, 12/15/29	238,102
	Williams Partners
200,000	4.300%, 03/04/24	217,844
		3,470,473
	Financials – 23.7%
	Aflac
2,000	6.450%, 08/15/40	2,747
	Alexandria Real Estate Equities
290,000	2.000%, 05/18/32	275,198
	American International Group
303,000	3.900%, 04/01/26	336,160
	AXA Equitable Holdings
78,000	5.000%, 04/20/48	95,110
244,000	4.350%, 04/20/28	275,004

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	Bank of America
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	482,320
	Bank of America MTN
449,000	3.500%, 04/19/26	495,380
493,000	3.248%, 10/21/27	534,694
435,000	2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	451,503
40,000	2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	41,988
	Bank of Ireland Group (1)
510,000	4.500%, 11/25/23	553,486
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	216,043
	Barclays
1,057,000	3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/35	1,076,438
	Barclays Bank
1,090,000	2.852%, VAR United States Secured Overnight Financing Rate+2.714%, 05/07/26	1,147,378
	BNP Paribas (1)
605,000	2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/26	623,274
	Capital One Financial
58,000	3.750%, 03/09/27	64,360
500,000	2.150%, 09/06/22	511,139
	Citigroup
335,000	4.300%, 11/20/26	376,726
975,000	3.200%, 10/21/26	1,054,506
543,000	0.981%, VAR United States Secured Overnight Financing Rate+0.669%, 05/01/25	544,569
	Credit Agricole MTN (1)
280,000	1.196%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	283,964
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	293,715
	Danske Bank (1)
916,000	1.621%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.350%, 09/11/26	910,654
	Equitable Financial Life Global Funding (1)
270,000	1.400%, 08/27/27	262,274
	GE Capital International Funding Unlimited
672,000	3.373%, 11/15/25	731,514

Principal Amount ($)		Value $
	Goldman Sachs Group
698,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	770,853
120,000	3.500%, 11/16/26	130,945
	HCP
169,000	3.250%, 07/15/26	183,658
	Healthcare Realty Trust
200,000	2.400%, 03/15/30	197,586
	HSBC Holdings
200,000	4.950%, 03/31/30	236,040
1,171,000	2.633%, VAR United States Secured Overnight Financing Rate+1.402%, 11/07/25	1,226,803
667,000	2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	682,070
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	384,251
174,000	2.950%, 10/01/26	187,504
195,000	2.700%, 05/18/23	203,440
601,000	2.580%, VAR United States Secured Overnight Financing Rate+1.250%, 04/22/32	603,012
915,000	2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	943,565
404,000	1.578%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/27	405,514
	Lloyds Banking Group
530,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	552,387
946,000	1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.850%, 05/11/27	945,579
	Moody’s
119,000	4.875%, 02/15/24	131,446
	Morgan Stanley
397,000	3.625%, 01/20/27	440,327
260,000	1.593%, VAR United States Secured Overnight Financing Rate+0.879%, 05/04/27	260,980
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	222,865
300,000	3.750%, 02/25/23	317,987
128,000	3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/31	140,094
543,000	2.750%, 05/19/22	556,986

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	Natwest Group
560,000	3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/28	584,928
	Prudential
426,000	3.125%, 04/14/30	453,031
	Realty Income
151,000	1.800%, 03/15/33	140,466
	Santander UK Group Holdings
2,109,000	1.089%, VAR United States Secured Overnight Financing Rate+0.787%, 03/15/25	2,113,552
	State Street
206,000	3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/31	221,439
	Truist Bank
277,000	2.250%, 03/11/30	273,208
	Wells Fargo
281,000	3.000%, 04/22/26	303,243
	Wells Fargo MTN
594,000	2.879%, VAR United States Secured Overnight Financing Rate+1.432%, 10/30/30	615,535
360,000	2.406%, VAR United States Secured Overnight Financing Rate+1.087%, 10/30/25	376,453
783,000	2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/28	805,584
		27,251,475
	Healthcare – 4.4%
	Abbott Laboratories
494,000	3.400%, 11/30/23	529,492
452,000	1.400%, 06/30/30	425,646
	AbbVie
143,000	3.850%, 06/15/24	155,922
140,000	3.800%, 03/15/25	153,304
274,000	3.600%, 05/14/25	299,436
88,000	3.450%, 03/15/22	89,882
28,000	3.200%, 11/06/22	29,024
607,000	3.200%, 11/21/29	648,524
	Aetna
299,000	2.800%, 06/15/23	312,263
	Anthem
15,000	4.101%, 03/01/28	16,925
	Bayer US Finance II LLC (1)
712,000	3.875%, 12/15/23	765,453
	Becton Dickinson
153,000	3.734%, 12/15/24	167,471

Principal Amount ($)		Value $
	Cardinal Health
212,000	3.079%, 06/15/24	225,740
	CommonSpirit Health
493,000	3.347%, 10/01/29	525,441
	Merck
257,000	2.750%, 02/10/25	274,537
	UnitedHealth Group
325,000	3.875%, 12/15/28	369,257
		4,988,317
	Industrials – 2.0%
	Boeing
503,000	5.705%, 05/01/40	623,234
740,000	4.875%, 05/01/25	830,647
	CSX
80,000	3.800%, 04/15/50	86,192
	DuPont de Nemours
123,000	2.169%, 05/01/23	123,442
	Lockheed Martin
18,000	3.550%, 01/15/26	19,965
	Raytheon Technologies
257,000	3.200%, 03/15/24	274,325
	United Technologies
205,000	3.950%, 08/16/25	228,540
	Xylem
135,000	1.950%, 01/30/28	135,651
		2,321,996
	Information Technology – 1.8%
	Intel
877,000	3.900%, 03/25/30	998,893
	Oracle
590,000	3.600%, 04/01/40	603,417
	salesforce.com
406,000	3.700%, 04/11/28	455,761
		2,058,071
	Materials – 0.5%
	Anglo American Capital (1)
582,000	2.250%, 03/17/28	578,387
	Real Estate – 3.3%
	American Tower REIT
185,000	2.400%, 03/15/25	193,215
	Boston Properties REIT
425,000	3.400%, 06/21/29	454,256
	Crown Castle International REIT
8,000	3.800%, 02/15/28	8,782
210,000	3.200%, 09/01/24	225,231
1,469,000	2.100%, 04/01/31	1,401,439
	ERP Operating REIT
351,000	3.000%, 07/01/29	369,740
	Kimco Realty REIT
656,000	2.700%, 10/01/30	663,587

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	Simon Property Group REIT
237,000	2.000%, 09/13/24	245,782
	Ventas Realty REIT
250,000	3.125%, 06/15/23	261,441
		3,823,473
	Utilities – 2.2%
	Entergy
480,000	2.800%, 06/15/30	488,621
	Pacific Gas and Electric
1,140,000	2.500%, 02/01/31	1,072,546
	Public Service Enterprise Group
607,000	1.600%, 08/15/30	563,519
	Southern
403,000	2.950%, 07/01/23	421,680
		2,546,366
	TOTAL CORPORATE OBLIGATIONS
	(Cost $55,079,411)	57,235,862
	U.S. TREASURY OBLIGATIONS – 32.2%
	United States Treasury Bills (2)
31,000	0.035%, 10/14/21	30,997
2,199,000	0.021%, 10/07/21	2,198,808
2,068,000	0.010%, 06/17/21	2,067,974
	United States Treasury Bonds
4,911,400	1.875%, 02/15/41	4,668,900
4,306,300	1.875%, 02/15/51	3,911,332
3,447,700	1.625%, 11/15/50	2,944,551
	United States Treasury Notes
5,944,000	1.625%, 12/31/21	6,005,298
1,925,000	1.250%, 03/31/28	1,918,082
206,900	1.125%, 02/15/31	197,460
1,020,000	0.750%, 03/31/26	1,015,538
4,011,000	0.750%, 04/30/26	3,990,318
1,950,800	0.500%, 02/28/26	1,920,776
128,600	0.375%, 11/30/25	126,339
3,159,000	0.125%, 11/30/22	3,159,000
2,862,600	0.125%, 12/15/23	2,851,753
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $36,998,411)	37,007,126
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 10.9%
	Federal Home Loan Mortgage Corporation – 5.2%
	FHLMC
2,072,929	2.000%, 10/01/50	2,093,385
2,829,785	2.000%, 02/01/51	2,857,708
1,006,684	1.500%, 11/01/50	986,645
		5,937,738

Principal Amount ($)		Value $
	Federal National Mortgage Association – 5.7%
	FNMA
1,792,624	2.000%, 12/01/35	1,852,088
2,739,806	2.000%, 12/01/50	2,770,891
1,011,997	1.500%, 11/01/50	991,879
1,023,751	1.500%, 12/01/50	1,003,375
		6,618,233
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $12,834,152)	12,555,971
	ASSET-BACKED SECURITIES – 3.2%
	Cedar Funding VI CLO, Series 2021-6A, Class ARR (1)
645,000	1.238%, VAR ICE LIBOR USD 3 Month+1.050%, 04/20/34	644,838
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	1.394%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	499,875
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	1.338%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	606,235
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	1.376%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	801,402
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	1.377%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	600,364
	Octagon Investment Partners 30, Series 2021-1A, Class A1R (1)
250,000	1.188%, VAR ICE LIBOR USD 3 Month+1.000%, 03/17/30	249,937
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (3)
12,547	3.500%, 04/25/55	12,669
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (3)
29,657	2.750%, 04/25/57	30,087
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (3)
144,045	2.750%, 07/25/57	146,981
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (3)
85,627	2.750%, 06/25/57	88,429
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,682,924)	3,680,817

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	TAXABLE MUNICIPAL BONDS – 2.9%
	California – 0.8%
	California State University RB, Series B
175,000	3.065%, 11/01/42	175,980
200,000	2.965%, 11/01/39	202,826
	State Health Facilities Financing Authority RB
235,000	2.864%, 06/01/31	243,858
180,000	2.704%, 06/01/30	185,902
115,000	2.584%, 06/01/29	119,752
		928,318
	New Jersey – 0.3%
	State Economic Development Authority RB, Series A, NATL
205,000	7.425%, 02/15/29	264,183
	Ohio – 0.2%
	Northeast Ohio Regional Sewer District RB
210,000	3.200%, 11/15/44	220,581
	Pennsylvania – 0.3%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	377,957
	Texas – 1.1%
	Cities of Dallas and Fort Worth RB, Series C
510,000	3.089%, 11/01/40	519,622
	State Transportation Commission GO
780,000	2.562%, 04/01/42	778,035
		1,297,657
	Washington – 0.2%
	Pierce County School District No. 10 Tacoma GO
265,000	2.357%, 12/01/39	261,143
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $3,265,206)	3,349,839

Principal Amount ($)		Value $
	SOVEREIGN GOVERNMENT – 0.1%
	Peruvian Government International Bond
65,000	2.392%, 01/23/26
	(Cost $65,000)	66,767
	TOTAL INVESTMENTS IN SECURITIES – 99.1%
	(Cost $111,925,104)	113,896,382
	OTHER ASSETS LESS LIABILITIES – 0.9%	1,089,112
	NET ASSETS – 100%	$114,985,494

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On April 30, 2021, the value of these securities amounted to $10,580,938, representing 9.2% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Schroder Core Bond Fund

Schedule of Investments (concluded)
April 30, 2021 (unaudited)

The following is a summary of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$57,235,862	$—	$57,235,862
U.S. Treasury Obligations	—	37,007,126	—	37,007,126
U.S. Government Mortgage-Backed Obligations	—	12,555,971	—	12,555,971
Asset-Backed Securities	—	3,680,817	—	3,680,817
Taxable Municipal Bonds	—	3,349,839	—	3,349,839
Sovereign Government	—	66,767	—	66,767
Total Investments in Securities	$—	$113,896,382	$—	$113,896,382

(1) For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	CORPORATE OBLIGATIONS – 49.2%
	Communication Services – 7.9%
	AT&T
775,000	4.500%, 05/15/35	878,090
454,000	4.500%, 03/09/48	497,397
414,000	3.650%, 06/01/51	397,983
129,000	3.650%, 09/15/59 (1)	118,784
660,000	3.300%, 02/01/52	599,874
	Charter Communications Operating
772,000	3.900%, 06/01/52	748,926
	Discovery Communications
222,000	5.300%, 05/15/49	265,508
438,000	4.650%, 05/15/50	484,570
135,000	4.125%, 05/15/29	148,863
	Fox
230,000	5.476%, 01/25/39	288,155
	Telefonica Emisiones
325,000	5.213%, 03/08/47	384,603
	T-Mobile USA (1)
830,000	3.000%, 02/15/41	776,203
	Verizon Communications
469,000	5.250%, 03/16/37	597,035
561,000	3.550%, 03/22/51	568,838
208,000	2.650%, 11/20/40	192,589
	Vodafone Group
314,000	5.000%, 05/30/38	383,213
	Walt Disney
245,000	4.750%, 09/15/44	307,408
176,000	3.600%, 01/13/51	189,445
		7,827,484
	Consumer Discretionary – 1.4%
	Cox Communications (1)
109,000	4.600%, 08/15/47	128,028
	General Motors
213,000	5.200%, 04/01/45	249,654
	Lowe’s
412,000	3.000%, 10/15/50	388,208
	McDonald’s MTN
284,000	4.200%, 04/01/50	327,078
188,000	3.625%, 09/01/49	197,720
	Whirlpool
117,000	4.600%, 05/15/50	138,609
		1,429,297
	Consumer Staples – 4.4%
	Altria Group
481,000	5.375%, 01/31/44	554,292
	BAT Capital
238,000	4.540%, 08/15/47	235,887

Principal Amount ($)		Value $
	CVS Health
150,000	5.125%, 07/20/45	186,806
464,000	5.050%, 03/25/48	569,899
105,000	4.250%, 04/01/50	118,037
	Diageo Capital
275,000	2.125%, 04/29/32	268,224
	Kroger
55,000	5.400%, 01/15/49	71,675
	Massachusetts Mutual Life Insurance (1)
258,000	3.375%, 04/15/50	258,474
	Molson Coors Brewing
725,000	4.200%, 07/15/46	769,020
	New York Life Insurance (1)
261,000	3.750%, 05/15/50	280,884
	PepsiCo
260,000	3.500%, 03/19/40	285,188
	Walmart
681,000	3.950%, 06/28/38	793,784
32,000	3.625%, 12/15/47	35,800
		4,427,970
	Energy – 3.7%
	Chevron
362,000	3.078%, 05/11/50	352,395
	Energy Transfer Operating
228,000	5.250%, 04/15/29	261,384
	Enterprise Products Operating LLC
187,000	4.250%, 02/15/48	201,566
337,000	4.200%, 01/31/50	361,033
	Marathon Petroleum
168,000	4.750%, 09/15/44	188,157
	MidAmerican Energy
354,000	4.250%, 07/15/49	425,559
	MPLX
421,000	4.700%, 04/15/48	459,951
	Phillips 66 Partners
267,000	4.680%, 02/15/45	290,112
	Plains All American Pipeline
429,000	3.550%, 12/15/29	434,662
	Shell International Finance BV
240,000	4.000%, 05/10/46	268,634
	Spectra Energy Partners
303,000	4.500%, 03/15/45	338,676
	Valero Energy
110,000	6.625%, 06/15/37	143,713
		3,725,842
	Financials – 13.7%
	Aflac
111,000	6.450%, 08/15/40	152,440
	American International Group
168,000	4.375%, 01/15/55	191,706

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	AXA Equitable Holdings
143,000	5.000%, 04/20/48	174,368
	Bank of America
574,000	6.000%, 10/15/36	796,344
851,000	3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/42	868,273
	Bank of America MTN
338,000	5.000%, 01/21/44	429,341
158,000	4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/51	176,704
	Barclays
1,283,000	3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/35	1,306,594
	Berkshire Hathaway Finance
506,000	2.850%, 10/15/50	478,812
	Citigroup
208,000	8.125%, 07/15/39	347,792
99,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	116,732
273,000	2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/31	273,818
	Goldman Sachs Group
546,000	2.615%, VAR United States Secured Overnight Financing Rate+1.281%, 04/22/32	548,210
569,000	2.600%, 02/07/30	579,849
	HSBC Holdings
353,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	386,344
770,000	2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/31	777,516
	JPMorgan Chase
139,000	5.600%, 07/15/41	188,098
876,000	3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/52	875,943
195,000	3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/51	189,242
808,000	2.580%, VAR United States Secured Overnight Financing Rate+1.250%, 04/22/32	810,705
	Liberty Mutual Group Inc (1)
319,000	3.950%, 05/15/60	327,917
	Lincoln National
230,000	4.375%, 06/15/50	262,853

Principal Amount ($)		Value $
	Morgan Stanley
332,000	3.217%, VAR United States Secured Overnight Financing Rate+1.485%, 04/22/42	336,118
	Morgan Stanley MTN
402,000	1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/32	376,696
	Prudential
460,000	3.125%, 04/14/30	489,189
	Prudential Financial
204,000	3.935%, 12/07/49	228,335
	Total Capital International
656,000	3.127%, 05/29/50	628,832
	Wells Fargo
1,248,000	3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	1,231,035
	Wells Fargo MTN
123,000	5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/51	159,042
		13,708,848
	Healthcare – 2.9%
	AbbVie
283,000	4.250%, 11/21/49	321,517
	Amgen
170,000	4.663%, 06/15/51	206,123
743,000	3.375%, 02/21/50	736,899
	Bayer US Finance II (1)
153,000	4.700%, 07/15/64	171,508
	Catholic Health Services of Long Island Obligated Group
1,080,000	3.368%, 07/01/50	1,055,483
	Cigna
153,000	4.900%, 12/15/48	188,610
	UnitedHealth Group
148,000	4.450%, 12/15/48	180,869
		2,861,009
	Industrials – 3.8%
	3M
145,000	3.700%, 04/15/50	161,996
	Boeing
936,000	5.705%, 05/01/40	1,159,735
	Burlington Northern Santa Fe
48,000	4.900%, 04/01/44	60,819
569,000	4.150%, 04/01/45	654,998
33,000	4.150%, 12/15/48	38,329
40,000	3.050%, 02/15/51	39,375

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	CSX
103,000	3.800%, 04/15/50	110,972
	FedEx
150,000	5.250%, 05/15/50	194,372
	GE Capital International Funding Unlimited
300,000	4.418%, 11/15/35	344,809
	General Electric
233,000	4.350%, 05/01/50	259,249
	General Electric Capital MTN
203,000	6.750%, 03/15/32	274,036
	Johnson Controls International
57,000	4.500%, 02/15/47	67,797
	Waste Management
338,000	4.150%, 07/15/49	402,494
		3,768,981
	Information Technology – 1.5%
	Fiserv
424,000	3.500%, 07/01/29	459,463
	Oracle
374,000	4.000%, 11/15/47	389,883
628,000	3.600%, 04/01/50	618,518
		1,467,864
	Materials – 0.9%
	Barrick North America Finance LLC
272,000	5.700%, 05/30/41	354,950
	Dow Chemical
148,000	9.400%, 05/15/39	252,420
31,000	4.625%, 10/01/44	36,434
	International Paper
131,000	7.300%, 11/15/39	197,057
		840,861
	Real Estate – 2.8%
	Alexandria Real Estate Equities
272,000	2.000%, 05/18/32	258,117
	American Tower REIT
310,000	3.700%, 10/15/49	320,046
	Boston Properties
148,000	3.250%, 01/30/31	154,954
1,206,000	2.550%, 04/01/32	1,165,516
	Camden Property Trust REIT
382,000	3.350%, 11/01/49	398,620
	Realty Income
197,000	1.800%, 03/15/33	183,257

Principal Amount ($)		Value $
	Simon Property Group REIT
324,000	3.250%, 09/13/49	311,694
		2,792,204
	Utilities – 6.2%
	Berkshire Hathaway Energy (1)
146,000	4.250%, 10/15/50	171,359
	Commonwealth Edison
78,000	4.600%, 08/15/43	94,181
373,000	4.000%, 03/01/49	426,036
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	246,277
	Duke Energy Indiana
112,000	6.120%, 10/15/35	150,558
	Duke Energy Ohio
490,000	4.300%, 02/01/49	575,671
	Duke Energy Progress
185,000	4.200%, 08/15/45	213,467
	Entergy Louisiana
269,000	2.900%, 03/15/51	255,164
	Florida Power & Light
79,000	4.050%, 10/01/44	92,582
181,000	3.990%, 03/01/49	210,924
	Pacific Gas and Electric
544,000	3.500%, 08/01/50	472,607
	PacifiCorp
370,000	4.150%, 02/15/50	430,596
	PPL Electric Utilities
80,000	3.950%, 06/01/47	90,645
	Public Service Electric & Gas MTN
310,000	3.150%, 01/01/50	313,493
	Public Service Enterprise Group
578,000	1.600%, 08/15/30	536,596
	Public Service of Colorado
183,000	4.300%, 03/15/44	219,543
	Sempra Energy
360,000	6.000%, 10/15/39	487,828
165,000	4.000%, 02/01/48	178,049
	Southern California Edison
436,000	3.650%, 02/01/50	434,200
	Southwestern Public Service
520,000	4.400%, 11/15/48	622,534
		6,222,310
	TOTAL CORPORATE OBLIGATIONS
	(Cost $46,343,185)	49,072,670

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (continued)
April 30, 2021 (unaudited)

Principal Amount ($)		Value $
	U.S. TREASURY OBLIGATIONS – 43.8%
	United States Treasury Bill (2)
1,004,000	0.048%, 10/07/21	1,003,912
	United States Treasury Bonds
19,816,500	1.875%, 02/15/41	18,838,060
15,108,500	1.875%, 02/15/51	13,722,767
8,392,600	1.625%, 11/15/50	7,167,805
	United States Treasury Notes
895,000	1.625%, 12/31/21	904,230
326,100	1.250%, 03/31/28	324,928
272,600	1.125%, 02/15/31	260,163
1,135,000	0.500%, 02/28/26	1,117,532
422,000	0.375%, 11/30/25	414,582
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $43,491,231)	43,753,979
	SOVEREIGN GOVERNMENTS – 4.3%
	Colombia Government International Bond
820,000	3.125%, 04/15/31	802,739
	Indonesia Government International Bond
200,000	4.200%, 10/15/50	220,525
	Mexico Government International Bond
794,000	4.500%, 01/31/50	809,054
1,144,000	4.280%, 08/14/41	1,167,452
	Panama Government International Bond
230,000	4.500%, 04/01/56	253,115
	Peruvian Government International Bond
686,000	3.300%, 03/11/41	670,874
	Philippine Government International Bond
347,000	2.950%, 05/05/45	331,684
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $4,414,037)	4,255,443

Principal Amount ($)		Value $
	TAXABLE MUNICIPAL BONDS – 1.6%
	California – 1.6%
	California Health Facilities Financing Authority RB
95,000	3.034%, 06/01/34	97,903
155,000	2.984%, 06/01/33	159,934
220,000	2.934%, 06/01/32	227,685
	City of Pomona California RB, Series BJ-REV
90,000	3.716%, 08/01/40	93,522
	University of California RB, Series AD
739,000	4.858%, 05/15/12	989,219
	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $1,313,049)	1,568,263
	TOTAL INVESTMENTS IN SECURITIES – 98.9%
	(Cost $95,561,502)	98,650,355
	OTHER ASSETS LESS LIABILITIES – 1.1%	1,104,944
	NET ASSETS – 100%	$99,755,299

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On April 30, 2021, the value of these securities amounted to $2,233,157, representing 2.2% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable

The accompanying notes are an integral part of the financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments (concluded)
April 30, 2021 (unaudited)

The following is a summary of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$49,072,670	$—	$49,072,670
U.S. Treasury Obligations	—	43,753,979	—	43,753,979
Sovereign Governments	—	4,255,443	—	4,255,443
Taxable Municipal Bonds	—	1,568,263	—	1,568,263
Total Investments in Securities	$—	$98,650,355	$—	$98,650,355

(1) For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Assets and Liabilities
April 30, 2021 (unaudited)

	Core Bond Fund	Long Duration Investment-Grade Bond Fund
ASSETS
Investments in securities, at value — Note 2	$113,896,382		$98,650,355
Cash	613,400		311,236
Receivable for securities sold	1,450,227		598,954
Receivable for Fund shares sold	5,385		3,049
Dividends and tax reclaims receivable	5,191		—
Due from Investment Adviser — Note 3	10,522		7,896
Interest receivable	530,794		659,505
Prepaid expenses	31,102		14,328
TOTAL ASSETS	116,543,003		100,245,323
LIABILITIES
Payable for securities purchased	1,480,205		389,740
Audit fees payable	16,630		16,630
Sub-administration fees payable — Note 3	10,274		11,312
Shareholder Servicing Fees, Investor Shares — Note 3	4,605		32,742
Legal fees payable	1,773		2,230
Trustees’ fees payable	842		1,078
Accrued expenses and other liabilities	43,180		36,292
TOTAL LIABILITIES	1,557,509		490,024
NET ASSETS	$114,985,494		$99,755,299
Cost of securities	$111,925,104		$95,561,502
NET ASSETS
Capital paid-in	$114,433,828		$97,299,214
Total distributable earnings	551,666		2,456,085
NET ASSETS	$114,985,494		$99,755,299
Net Assets:
R6	$96,023,414	$	N/A
Investor	18,962,080		99,755,299
Total shares outstanding end of period:
R6	9,210,963		N/A
Investor	1,818,690		11,470,955
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)
R6	$10.42	$	N/A
Investor	10.43		8.70

N/A — R6 currently not offered.

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Operations
For the Six Months Ended April 30, 2021 (unaudited)

	Core Bond Fund	Long Duration Investment-Grade Bond Fund
INVESTMENT INCOME
Interest income	$1,203,058	$1,798,010
TOTAL INCOME	1,203,058	1,798,010
EXPENSES
Investment Advisory fees — Note 3	136,524	165,384
Sub-administration fees — Note 3	61,930	66,153
Shareholder Service fees, Investor Shares — Note 3	10,652	59,539
Trustees fees and expenses	4,950	5,475
Transfer agent fees	67,561	44,034
Registration fees	25,496	14,017
Pricing fees	18,216	10,627
Audit fees	13,191	13,191
Legal fees	12,054	13,440
Printing	8,165	4,197
Custodian fees	4,732	8,326
Insurance	476	592
Other	8,245	8,845
TOTAL EXPENSES	372,192	413,820
Expenses waived by Investment Adviser — Note 3	(136,524)	(165,384)
Reimbursement from Investment Adviser	(50,580)	(36,154)
Custody Offset — Note 2	—	(975)
NET EXPENSES	185,088	211,307
NET INVESTMENT INCOME	1,017,970	1,586,703
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold	590,104	(618,621)
Change in unrealized depreciation on investments	(2,299,497)	(7,613,677)
NET REALIZED AND UNREALIZED LOSS	(1,709,393)	(8,232,298)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(691,423)	$(6,645,595)

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Statements of Changes in Net Assets

	Core Bond Fund		Long Duration Investment-Grade Bond Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income	$1,017,970	$1,760,256	$1,586,703	$3,231,137
Net realized gain (loss) on investments	590,104	3,600,472	(618,621)	15,855,140
Net change in unrealized appreciation (depreciation) on investments	(2,299,497)	370,556	(7,613,677)	(3,919,591)
Net increase (decrease) in net assets resulting from operations	(691,423)	5,731,284	(6,645,595)	15,166,686
Distributions:
R6 Shares	(2,415,506)	(3,051,554)	N/A	N/A
Investor Shares	(916,970)	(258,805)	(17,383,953)	(7,084,679)
Total distributions	(3,332,476)	(3,310,359)	(17,383,953)	(7,084,679)
Share Transactions:(1)
R6 Shares:
Sales of shares	22,465,099	14,428,574	N/A	N/A
Reinvestment of distributions	2,168,891	2,678,312	N/A	N/A
Issued in connection with in-kind transfer — Note 6	—	3,398,753	N/A	N/A
Redemption of shares	(816,531)	(9,962,378)	N/A	N/A
Total increase from R6 Share transactions	23,817,459	10,543,261	N/A	N/A
Investor Shares:
Sales of shares	3,744,804	713,204	35,956,360	19,662,564
Reinvestment of distributions	775,849	204,666	17,308,593	7,084,678
Redemption of shares	(19,378,100)	(10,163,295)	(51,157,010)	(31,698,943)
Merger — Note 11	—	43,903,288	—	—
Total increase (decrease) from Investor Share transactions	(14,857,447)	34,657,863	2,107,943	(4,951,701)
Net increase (decrease) in net assets from share transactions	8,960,012	45,201,124	2,107,943	(4,951,701)
Total increase (decrease) in net assets	4,936,113	47,622,049	(21,921,605)	3,130,306
Net Assets
Beginning of period	110,049,381	62,427,332	121,676,904	118,546,598
End of period	$114,985,494	$110,049,381	$99,755,299	$121,676,904

N/A — R6 shares currently not offered.
(1) For share transactions, see Note 10 in the Notes to Financial Statements.
(a) Investor Shares commenced operations on June 29, 2020.

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Financial Highlights
For the Period Ended April 30, (unaudited) and the Years or Period Ended October 31,
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain
Core Bond Fund
R6 Shares
2021*	$10.82	$0.10	$(0.18)	$(0.08)	$(0.10)	$(0.22)
2020	10.44	0.23	0.62	0.85	(0.25)	(0.22)
2019	9.67	0.29	0.79	1.08	(0.31)	—
2018(b)	10.00	0.20	(0.34)	(0.14)	(0.19)	—
Investor Shares
2021*	$10.82	$0.10	$(0.17)	$(0.07)	$(0.10)	$(0.22)
2020(c)	10.82	0.06	0.02	0.08	(0.08)	—
Long Duration Investment-Grade Bond Fund
Investor Shares
2021*	$10.45	$0.11	$(0.48)	$(0.37)	$(0.11)	$(1.27)
2020	9.77	0.27	1.01	1.28	(0.27)	(0.33)
2019	8.02	0.28	1.75	2.03	(0.28)	—
2018	8.88	0.28	(0.86)	(0.58)	(0.28)	—
2017	9.31	0.28	(0.14)	0.14	(0.28)	(0.29)
2016	8.99	0.32	0.53	0.85	(0.34)	(0.19)

*	For the six months ended April 30, 2021 (unaudited). All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(1)	Per share net investment income calculated using average shares.
(a)
Total returns would have been lower had certain Fund expenses not been waived or reimbursed, as applicable, during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.

(b)	Commenced operations on January 31, 2018. All ratios have been annualized, except for the Total Return and Portfolio Turnover Rate.
(c)	Commenced operations on June 29, 2020. All ratios have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements, Excluding Offsets)	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Offsets)	Ratio of Net Investment Income to Average Net Assets (Including Waivers, Reimbursements and Offsets)	Portfolio Turnover Rate

$(0.32)	$10.42	(0.79)%	$96,023	0.32%	0.67%	1.88%	96%
(0.47)	10.82	8.34	75,315	0.32	0.81	2.20	144
(0.31)	10.44	11.27	62,427	0.32	0.78	2.91	134
(0.19)	9.67	(1.38)	38,061	0.32	1.48	2.74	48

$(0.32)	$10.43	(0.74)%	$18,962	0.40%	0.73%	1.80%	96%
(0.08)	10.82	0.70	34,734	0.40	1.04	1.72	144

$(1.38)	$8.70	(4.59)%	$99,755	0.32%	0.62%	2.40%	117%
(0.60)	10.45	13.63	121,677	0.32	0.60	2.63	125
(0.28)	9.77	25.74	118,547	0.32	0.52	3.20	73
(0.28)	8.02	(6.69)	99,225	0.34	0.64	3.27	50
(0.57)	8.88	1.79	76,726	0.39	0.77	3.17	62
(0.53)	9.31	9.80	74,232	0.39	0.75	3.48	160

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Notes to Financial Statements
April 30, 2021 (unaudited)

NOTE 1 — ORGANIZATION
Schroder Series Trust (“SST”) is an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). SST was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. SST has an unlimited number of authorized shares, which are divided into two separate series. Included in this report are Schroder Core Bond Fund and Schroder Long Duration Investment-Grade Bond Fund (each a “Fund,” collectively, the “Funds,” or “Trust”), all of which are diversified funds. The Schroder Core Bond Fund seeks long-term total return consistent with the preservation of capital. The Schroder Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Long Government/Credit Bond Index.
The Schroder Total Return Fixed Income Fund merged with the Schroder Core Bond Fund following the close of business on June 29, 2020.
The Board of Trustees of the Schroder Global Series Trust (“SGST”), at the recommendation of Schroder Investment Management North America Inc. (the “Adviser”), approved a plan of liquidation providing for the liquidation of the Schroder North American Equity Fund’s assets and the distribution of the net proceeds pro rata to the Schroder North American Equity Fund’s shareholders on February 22, 2021 (the “Liquidation Date”).
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
The following is a summary of significant accounting policies followed by the Funds, which are in conformity with U.S. GAAP:
SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.
Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.
Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If SIMNA (the “Adviser”) of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
●
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets,etc.)

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies. Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.
FEDERAL INCOME TAXES: It is the intention of each Fund to qualify, or continue to qualify, as a “regulated investment company” by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year in a timely manner, to its shareholders in the form of dividends. In addition, as a result of distributing substantially all of their net investment income during each calendar year, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of, and during the period ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any tax-related interest or penalties.
INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of specific identification. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.
INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

EXPENSES: Expenses are recorded on an accrual basis. Many of the expenses of the Funds can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds based on relative average net assets or another appropriate methodology. Class specific expenses are borne by that class. Fund expenses are pro-rated to the respective classes based on relative net assets.
CLASSES OF SHARES: Income, realized and unrealized gains and losses of a Fund are prorated to the respective classes of shares based on relative net assets.
CASH: Idle cash may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income are declared and distributed at least monthly for Schroder Core Bond Fund and Schroder Long Duration Investment-Grade Bond Fund. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.
FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. Each Fund bifurcates that portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the Statements of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in the Statements of Operations under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. Certain Funds may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Certain Funds may also seek to gain currency exposure or otherwise attempt to increase a Fund’s total return by holding such forward foreign currency contracts. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments.
WHEN-ISSUED SECURITIES: Certain Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis, including TBAs, during the period covered by this report. These transactions involve a commitment by the Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund (and so may create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.
CONVERTIBLE SECURITIES: Certain Funds may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

FUTURES: To the extent consistent with its investment objective and strategies, the Funds use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Financial futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statements of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.
Futures contracts involve leverage and are subject to market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible significant movements in prices. The change in value of futures contracts primarily corresponds to the value of the securities or other index or amount underlying the contracts, but may not precisely correlate with the change in value of such securities or other index or amount. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2021, if applicable.
OPTION/SWAPTION TRANSACTIONS: Certain Funds may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options/swaptions are traded on a national securities exchange or an over-the-counter market. When any of the Funds writes or purchases a covered call or put option/swaption, an amount equal to the premium received is included in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option/swaption is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option/swaption is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option/swaption, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option/swaption. When any of the Funds purchases a call or put option/swaption, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option/swaption. If an option/swaption expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option/swaption, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options/swaptions are non-income producing securities. The option/swaption techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2021, if applicable.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

SWAP AGREEMENTS: Certain Funds may enter into swap agreements, including credit default swaps and interest rate swaps and other types of exchange-traded or over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures. Swap agreements are privately negotiated in the over-the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
In a “credit default” swap transaction, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in an event of default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, a Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). A Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Inflation- linked swaps are used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation-linked swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index. The Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
Swaps are marked-to-market daily and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
Legislative and regulatory reforms, including the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in new regulation of swap agreements, including clearing, margin, reporting, recordkeeping and registration requirements. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner the Fund might otherwise choose.
There were no open swap contracts held by the Funds as of April 30, 2021.
CUSTODY OFFSET: The Funds have an arrangement with the custodian whereby interest earned on uninvested cash balances is used to offset a portion of the custodian fees. The amounts are included in custodian fees and custody offset on the Statements of Operations.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

NOTE 3 — INVESTMENT ADVISORY FEES, ADMINISTRATION AGREEMENTS AND DISTRIBUTION PLANS
The Funds have entered into investment advisory agreements with SIMNA. Under these agreements, SIMNA provides investment management services and is entitled to receive compensation for its services, payable monthly for the Funds, at the following annual rates based on average daily net assets of each Fund taken separately. In order to limit the expenses of the R6 and Investor Shares of certain Funds, as applicable, SIMNA has contractually agreed to waive management fees, pay and/or reimburse the applicable Fund for expenses through February 28, 2022, to the extent that the total annual fund operating expenses of a Fund (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) allocable to each share class exceed the following annual rates (based on the average daily net assets attributable to each share class):
		Expense Limitation
	Management Fee	R6 Shares	Investor Shares
Schroder Core Bond Fund	0.25%	0.32%	0.40%
Schroder Long Duration Investment-Grade Bond Fund	0.25%	N/A	0.32%

N/A — Fund is not currently subject to the expense limitation agreement or Share Class is not currently offered.
Refer to Expenses Waived by Investment Adviser on the Statement of Operations for fees waived for the period ended April 30, 2021. As of April 30, 2021, there are no previously waived fees that are eligible to be recaptured from the Funds.
SIMNA has delegated certain day-to-day portfolio management authority to its affiliate Schroder Investment Management North America Limited (“SIMNA Ltd.”). During the reporting period, SIMNA paid SIMNA Ltd. the following percentage of the investment advisory fees it received from each Fund, after waivers, as set forth below.
Effective December 1, 2019:
Fund	Percentage of Fees Paid to SIMNA Ltd.
Schroder Core Bond Fund	15%
Schroder Long-Duration Investment-Grade Bond Fund	15%

The Trust has entered into an administration agreement with SEI Investments Global Funds Services (“SEI” or the “Administrator”), under which the Administrator provides administrative services to the Trust. For these services, the Administrator is paid a fee, which varies based on the average daily net assets of each Fund, subject to certain minimums. For the period ended April 30, 2021, the Schroder Core Bond Fund and Schroder Long Duration Investment-Grade Bond Fund paid $61,930 and $66,153, respectively, for these services.
The Trust and SEI Investments Distribution Co., (“SIDCO”), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”), whereby SIDCO acts as principal underwriter for the Trust’s shares.
The Schroder Core Bond Fund and Schroder Long Duration Investment-Grade Bond Fund have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Shares of the Funds will be paid to financial intermediaries.
SIMNA or its affiliates may, from time to time, also make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

NOTE 4 — INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term and U.S. Government securities for each Fund, for the period ended April 30, 2021 were as follows:
	Purchases	Sales and Maturities
Schroder Core Bond Fund	$42,390,308	$17,388,709
Schroder Long Duration Investment-Grade Bond Fund	67,898,400	50,847,563

Purchases and proceeds from sales and maturities of U.S. Government securities for the period ended April 30, 2021 were as follows:
	Purchases	Sales and Maturities
Schroder Core Bond Fund	$85,838,810	$65,556,810
Schroder Long Duration Investment-Grade Bond Fund	114,783,532	94,304,797

NOTE 5 — FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The permanent differences are primarily attributed to different treatment for gains and losses on paydown of mortgage and asset backed securities for tax purposes, REIT adjustments, PFIC adjustments, and foreign currency transactions.
The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2020 is primarily related to redemption in-kind and merger related adjustments.
	Distributable Earnings (Loss)	Increase (Decrease) Capital Paid-in
Schroder Core Bond Fund	$(2,363,998)	$2,363,998

The tax character of dividends and distributions declared during the years or periods ended October 31, 2020 and October 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Schroder Core Bond Fund
2020	$2,929,381	$380,978	$—	$3,310,359
2019	1,509,949	—	—	1,509,949
Schroder Long Duration Investment-Grade Bond Fund
2020	5,768,920	1,315,759	—	7,084,679
2019	4,218,313	—	—	4,218,313

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Schroder Core Bond Fund	$2,289,924	$—	$(1,961,987)	$4,257,580	$(9,952)	$4,575,565
Schroder Long Duration Investment-Grade Bond Fund	3,878,456	11,925,196	—	10,681,980	1	26,485,633

Each Fund may use its tax basis capital loss carryforwards listed above to offset taxable capital gains realized in subsequent years for federal income tax purposes. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-RIC Mod losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. During the year ended October 31, 2020, the Schroder Core Bond Fund utilized $161,263 of capital loss carryforwards to offset capital gains. The utilization of carryforward capital loss of Schroder Core Bond Fund may be subject to an annual limitation.
The Funds listed below have the following post-RIC mod losses, which do not expire:
	Short-Term Loss	Long-Term Loss	Total
Schroder Core Bond Fund	$—	$1,961,987	$1,961,987

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales and PFIC adjustments.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2021, were as follows:
	Identified Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Schroder Core Bond Fund	$111,925,104	$2,598,420	$(627,142)	$1,971,278
Schroder Long Duration Investment-Grade Bond Fund	95,561,502	4,062,048	(973,195)	3,088,853

NOTE 6 — IN-KIND TRANSFERS
On January 30, 2020, the Schroder Core Bond Fund issued shares in exchange for securities.
	Shares Issued	Value of Securities	Cash	Total
Schroder Core Bond Fund	325,551	$3,333,419	$65,334	$3,398,753

NOTE 7 — PORTFOLIO INVESTMENT RISKS
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Active Investment Management Risk (Both Funds): If the investment decisions and strategy of the Adviser and/or the Sub-Adviser, as applicable, do not perform as expected, a Fund could underperform its peers or lose money.
Market Risk (Both Funds): The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.
Valuation Risk (Both Funds): Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by a Fund will reflect that actual price at which the security might be sold in a market transaction.
Counterparty Risk (Both Funds): A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Debt Securities Risk (Both Funds): Investing in debt securities may expose a Fund to credit risk, interest rate risk and inflation/deflation risk (each as described below) or valuation risk (as described above), among other risks.
Interest Rate Risk (Both Funds): Fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates. Generally, the higher a debt security’s duration, the greater its price sensitivity to a change in interest rates.
Credit Risk (Both Funds): The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security’s value.
Rating Agencies Risk (Both Funds): Ratings reflect only the views of the originating rating agencies. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances warrant. A downward revision or withdrawal of such ratings, or both, may have an effect on the liquidity or market price of the securities in question.
Inflation/Deflation Risk (Both Funds): The value of a Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.
Large Shareholder Risk (Both Funds): Certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund’s

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

performance if it is forced to sell portfolio securities or invest cash when the Adviser and the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund.
NOTE 8 — BENEFICIAL INTEREST
The following table shows the number of shareholders each owning of record, or to the knowledge of the Funds beneficially, 10% or more of shares of a Fund outstanding as of April 30, 2021 and the total percentage of shares of the Fund held by such shareholders. The table includes omnibus accounts that hold shares on behalf of many shareholders.
	5% or Greater Shareholders
	Number	% of Fund Held
Schroder Core Bond Fund, R6 Shares	5	89.88
Schroder Core Bond Fund, Investor Shares	3	62.36
Schroder Long Duration Investment-Grade Bond Fund, Investor Shares	2	90.64

NOTE 9 — LINE OF CREDIT
The Funds entered into a credit agreement on October 6, 2008, as amended from time to time, that enables them to participate in a $12.5 million committed revolving line of credit with JPMorgan Chase Bank, N.A. The maturity date for the credit agreement is September 27, 2021. Any advance under the line of credit is contemplated primarily for temporary or emergency purposes, or to finance the redemption of the shares of a shareholder of the borrower. Interest is charged to the Funds based on their borrowings at the current reference rate. The Funds pay their pro rata portion of an annual commitment fee of 0.20% on the total amount of the credit facility. There were no borrowings under the line of credit for the period ended April 30, 2021.
NOTE 10 — CAPITAL SHARE TRANSACTIONS
Capital share transactions for the period ended April 30, 2021 (unaudited) and the year ended October 31, 2020, were as follows:
	Core Bond Fund		Long Duration Investment-Grade Bond Fund
	2021	2020	2021	2020
R6 Shares:
Sales of shares	2,121,740	1,359,635	N/A	N/A
Reinvestment of distributions	202,546	252,084	N/A	N/A
Issued in connection with in-kind transfer	—	325,551	N/A	N/A
Redemption of shares	(77,012)	(954,533)	N/A	N/A
Net increase in R6 Shares	2,247,274	982,737	N/A	N/A
Investor Shares:
Sales of shares	345,891	65,290	3,852,555	1,928,890
Reinvestment of distributions	72,243	18,781	1,816,663	723,169
Merger — Note 11	—	4,057,430	—	—
Redemption of shares	(1,810,893)	(930,052)	(5,841,857)	(3,139,784)
Net increase (decrease) in Investor Shares	(1,392,759)	3,211,449	(172,639)	(487,725)

N/A — R6 Shares currently not offered.

Schroder Mutual Funds

Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

NOTE 11 — FUND MERGER
The Board of the Schroder Series Trust, on March 19, 2020, at the recommendation of the Adviser, approved: (i) a proposed agreement and plan of reorganization (the “Reorganization”) between Schroder Core Bond Fund (the “Acquiring Fund”) and Schroder Total Return Fixed Income Fund (the “Target Fund”); and (ii) the creation of an Investor Share Class of the Acquiring Fund subject to the same fees as the existing Investor Share Class of the Target Fund. The transaction was tax-free, meaning that the Schroder Total Return Fixed Income Fund’s shareholders became shareholders of the Schroder Core Bond Fund without realizing any gain or loss for federal income tax purposes.
The Reorganization occurred as of the close of business on June 29, 2020, whereby all of the assets of the Target Fund were transferred to the corresponding Acquiring Fund and shareholders of Investor Shares of the Target Fund received Investor Shares of the Acquiring Fund, in exchange for their shares as follows:

Target Fund	Net Assets	Shares	Undistributed Net Investment Income	Net Realized Loss on Investments	Unrealized Appreciation on Investments
Schroder Total Return Fixed Income Fund	$43,903,288	4,129,794	$224,050	$(2,359,166)	$1,765,338

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Schroder Core Bond Fund	4,057,430	$72,101,588	$116,004,876

Assuming the Reorganization had been completed on November 1, 2019, the beginning of the annual reporting period, the Target Fund pro forma results of operations for the period ended October 31, 2020 are as follows:
Target Fund	Net Investment Income	Net Realized Gain on Investments	Unrealized Appreciation on Investments
Schroder Total Return Fixed Income Fund	$2,513,704	$5,044,571	$1,051,375

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since June 29, 2020.
For financial reporting purposes, assets received and shares issued by the Target Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund, in the amount of $41,580,130, was carried forward to align ongoing reporting of the Target Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund acquired capital loss carryovers of $2,123,250.
NOTE 12 — SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, see the below disclosure to the financial statements as of April 30, 2021:
At a Meeting held on June 23-24, 2021, the Board of Trustees (the “Board”) of Schroder Series Trust approved the reorganization (“the Reorganization”) of the Schroder Core Bond Fund (the “Schroder Fund”) into the Hartford Schroders Sustainable Core Bond Fund (the “New Hartford Fund”), a series of The Hartford Mutual Funds II, Inc.

Schroder Mutual Funds

Notes to Financial Statements (concluded)
April 30, 2021 (unaudited)

The Reorganization is subject to a number of conditions, including approval of the Schroder Fund’s shareholders and approval of the terms of the agreement and plan of reorganization by the Board. If the Reorganization is completed as proposed, each shareholder of the Schroder Fund would become a shareholder in the New Hartford Fund with a substantially-similar investment objective and substantially-similar principal investment strategies, except for the inclusion of additional sustainability criteria. Hartford Funds Management Company, LLC would serve as the investment adviser to the New Hartford Fund. Schroder Investment Management North America Inc. (“SIMNA”), the current investment adviser to the Schroder Fund, is proposed to serve as the subadviser to the New Hartford Fund, and the portfolio management team of the Schroder Fund is proposed to be unchanged in connection with the Reorganization.
The Reorganization is intended to be tax-free, meaning that the Schroder Fund’s shareholders would become shareholders of the New Hartford Fund without realizing any gain or loss for federal income tax purposes. The Board’s decision to reorganize is subject to Schroder Fund shareholder approval, though no shareholder action is necessary at this time. Shareholders of the Schroder Fund will receive a combined proxy statement/prospectus that contains important information about the Reorganization and the New Hartford Fund in which the shareholders would own shares upon closing of the Reorganization, including information about investment strategies and risks, fees, and expenses.
Prior to the Reorganization, Schroder Fund shareholders may continue to purchase, redeem, and exchange their shares subject to the limitations described in the Schroder Fund’s Prospectus. If the Schroder Fund shareholders approve the Reorganization and other closing conditions are met, then the Reorganization is anticipated to close in the fourth quarter of 2021.

The accompanying notes are an integral part of the financial statements.

Schroder Mutual Funds

Disclosure of Fund Expenses
April 30, 2021 (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Schroder Mutual Fund, you incur ongoing costs, which include, among others, costs for portfolio management, administrative services, shareholder reports (like this one), and distribution (12b-1) fees. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).
The table below illustrates your Fund’s costs in two ways.
● Actual expenses. This section helps you to estimate the actual expenses after fee waivers, if applicable, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”
● Hypothetical example for comparison purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, and that it incurred expenses at the rate of which it in the past did incur expenses. In this case, because the return used is not the Fund’s actual return, the results may not be used to estimate the actual ending balance of an account in the Fund over the period or expenses you actually paid. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses in this table based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Schroder Mutual Funds

Disclosure of Fund Expenses (concluded)
April 30, 2021 (unaudited)

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Net Annualized Expense Ratios	Expenses Paid During Period*
Schroder Core Bond Fund
Actual Expenses
R6 Shares	$1,000.00	$992.10	0.32%	$1.58
Investor Shares	1,000.00	992.60	0.40	1.98
Hypothetical Example for Comparison Purposes
R6 Shares	$1,000.00	$1,023.21	0.32%	$1.61
Investor Shares	1,000.00	1,022.81	0.40	2.01
Schroder Long Duration Investment-Grade Bond Fund
Actual Expenses
Investor Shares	$1,000.00	$954.10	0.32%	$1.55
Hypothetical Example for Comparison Purposes
Investor Shares	$1,000.00	$1,023.21	0.32	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 181/365 (to reflect the one-half year period).

Schroder Mutual Funds

Review of Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020.  The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report.  The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report also noted that the Board approved a change to the membership of the committee serving as Program Administrator.  The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Privacy Statement

FACTS	WHAT DOES SCHRODERS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
• Social Security number and income
• account balances and account transactions
• assets and investment experience
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Schroders chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Schroders share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

Questions?	For Schroder Mutual Funds, call DST AMS at (800) 464-3108. For other inquiries, call Institutional Client Service at (212) 641-3800 or email clientserviceny@us.schroders.com

Privacy Statement

Who we are
Who is providing this notice?	• Schroder Investment Management North America Inc. • Schroder Mutual Funds • Schroder Fund Advisors LLC
What we do
How does Schroders protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Access to personal information is limited to employees who need it to perform their jobs. Our policies restrict employee use of customer information; requiring it be held in strict confidence.

How does Schroders collect my personal information?
We collect your personal information, for example, when you
• open an account and provide account information
• give us your contact information
• show your driver’s license or government issued ID
• enter into an investment advisory contract
• make a wire transfer

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies with the Schroder name; financial companies such as Schroder Investment Management North America Limited and Schroder Investment Management Limited; and others, such as the parent, holding company, Schroders plc.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Nonaffiliates we share with can include companies that help us maintain, process or service your transactions or account(s) or financial products, including companies that perform administrative, accounting, transfer agency, custodial, brokerage or proxy solicitation services, or that assist us in marketing.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Schroders doesn’t jointly market.

Investment Adviser	Schroder Investment Management North America Inc. 7 Bryant Park New York, NY 10018-3706
Trustees	William M. Doran Jon C. Hunt Thomas P. Lemke Randall S. Yanker Jay C. Nadel
Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, Pennsylvania 19456
Transfer & Shareholder Servicing Agent	DST Asset Manager Solutions, Inc.
Custodian	JPMorgan Chase Bank
Counsel	Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm	Ernst & Young LLP

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schroder Series Trust P.O. Box 219360 Kansas City, MO 64121-9360 (800) 464-3108

SCH-SA-001-0500

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller and CFO

Date: July 8, 2021